Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

March 27, 2013

RE: Amana Mutual Funds Trust — File No. 2-96924

Post-Effective Amendment No. 33 (Act of 1933) and No. 36 (Act of 1940)

Ladies and Gentlemen:

On behalf of the referenced Trust, please find enclosed for filing pursuant to Rule 485 (a) Post Effective Amendment No. 33 under the Securities Act of 1933 and Amendment No. 36 under the Investment Company Act of 1940 to the Trust's Registration Statement on Form N-1A.

This Amendment is filed pursuant to 485(a) to permit staff review of a proposed reincorporation of the Trust (described in the Definitive Proxy Statement filed on March 1, 2013) from an Indiana Business Trust to a Delaware Statutory Trust.

The only changes to this Amendment are references to the new Trust in the section "History of the Trust" on page one of the Statement of Additional Information. The Trust Instrument and By-Laws are included as Exhibits to this filing. There are no other material changes.

Very truly yours,
Amana Mutual Funds Trust
/s/ Nicholas F. Kaiser
Nicholas F. Kaiser
President